UNITEDSTATES SECURITIESANDEXCHANGECOMMISSION Washington,D.C.20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03534

Name of Fund: Ready Assets USA Government Money Fund (formerly Merrill Lynch U.S.A.
Government Reserves)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Ready Assets
USA Government Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing
address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 08/31/2009

Date of reporting period: 02/28/2009

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited) February 28, 2009

Merrill Lynch U.S.A. Government Reserves

2 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 28, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the housing market collapse and the ensuing credit crisis swelled into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American

Recovery and Reinvestment Act of 2009.

The US economy appeared somewhat resilient through the first few months of 2008 before becoming mired in the worst recession in decades. The economic data were dire across the board, but worse was the intensifying pace of deterioration in consumer spending, employment, manufacturing and other key indicators. US gross domestic product (GDP) contracted at an annual rate of 6.3% in the 2008 fourth quarter — substantially below forecast and the worst reading since 1982. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and financial system. In addition to slashing the federal funds target rate from 3% to a record low range of 0% to 0.25%, the central bank provided enormous cash injections and significantly expanded its balance sheet via various lending and acquisition programs.

Against this backdrop, US equities contended with relentless market volatility, and the sentiment turned decisively negative toward period end. Declines were significant and broad based, with little divergence among the returns for large and small cap stocks. Non-US stocks were not spared either, as the credit crisis revealed itself to be global in nature and economic activity slowed dramatically.

Risk aversion remained the dominant theme in fixed income markets, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, tax-exempt issues posted positive returns for the period, but the sector was not without significant challenges, including a shortage of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of February 28, 2009	6-month	12-month
US equities (S&P 500 Index)	(41.82)%	(43.32)%
Small cap US equities (Russell 2000 Index)	(46.91)	(42.38)
International equities (MSCI Europe, Australasia, Far East Index)	(44.58)	(50.22)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.52	8.09
Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	1.88	2.06
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.05	5.18
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(21.50)	(20.92)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Information

Portfolio Composition as a Percent of Net Assets
As of
2/28/09
U.S. Government Obligations		54%
Repurchase Agreements		45
Other Assets Less Liabilities		1
Total		100%

Current Seven-Day Yield

As of February 28, 2009		0.04%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses			The table also provides information about hypothetical account values
related to transactions; and (b) operating expenses including advisory			and hypothetical expenses based on the Fund’s actual expense ratio and
fees, distribution and shareholder servicing fees including 12b-1 fees,			an assumed rate of return of 5% per year before expenses. In order to
and other Fund expenses. The expense example below (which is based			assist shareholders in comparing the ongoing expenses of investing in this
on a hypothetical investment of $1,000 invested on September 1, 2008			Fund and other funds, compare the 5% hypothetical example with the 5%
and held through February 28, 2009) is intended to assist shareholders			hypothetical examples that appear in other funds’ shareholder reports.
both in calculating expenses based on an investment in the Fund and
in comparing these expenses with similar costs of investing in other			The expenses shown in the table are intended to highlight shareholders’
mutual funds.			ongoing costs. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the
The table provides information about actual account values and actual			relative total expenses of owning different funds. If these transactional
expenses. In order to estimate the expenses a shareholder paid during the			expenses were included, shareholder expenses would have been higher.
period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
September 1, 2008		February 28, 2009	During the Period[1]	September 1, 2008	February 28, 2009	During the Period[1]
Merrill Lynch U.S.A. Government Reserves	$1,000	$1,001.30	$2.78	$1,000	$1,022.02	$2.81

1 Expenses are equal to the annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.

4 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)

(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

U.S. Government Obligations — 53.7%
U.S. Treasury Bills (a):
0.235%, 3/12/09	$ 14,846	$ 14,845,031
0.27%, 3/26/09	3,000	2,999,460
0.126% — 0.23%, 4/09/09	34,480	34,474,373
0.29% — 0.305%, 7/16/09	10,000	9,988,761
0.32%, 7/23/09	5,000	4,993,644
0.345%, 7/30/09	10,000	9,985,625
0.386%, 8/06/09	15,000	14,974,749
0.495%, 8/20/09	6,000	5,985,893
0.635%, 11/19/09	2,000	1,990,757
0.705%, 12/17/09	2,000	1,988,642
		102,226,935
U.S. Treasury Notes, 4.875%, 5/15/09	3,050	3,079,069
Total U.S. Government Obligations		105,306,004

Repurchase Agreements — 45.2%
Banc of America Securities LLC, purchased on
2/25/09 to yield 0.30% to 3/04/09, repurchase price
of $16,500,963, collateralized by GNMA, 4.50% to
6.50% due 7/15/12 to 2/15/39	16,500	16,500,000
Barclays Capital Inc., purchased on 2/03/09 to yield
0.34% to 4/03/09, repurchase price of $10,005,572,
collateralized by GNMA, 5% due 3/15/38	10,000	10,000,000
Citigroup Global Markets Inc., purchased on 2/25/09
to yield 0.28% to 3/04/09, repurchase price of
$11,500,626, collateralized by GNMA,
6% due 8/20/38	11,500	11,500,000
Deutsche Bank Securities Inc., purchased on 2/25/09
to yield 0.30% to 3/04/09, repurchase price of
$11,500,671, collateralized by GNMA,
6.50% due 7/20/38	11,500	11,500,000
Greenwich Capital Markets, Inc., purchased on 2/25/09
to yield 0.30% to 3/04/09, repurchase price of
$16,500,963, collateralized by GNMA, 4% to 12%
due 6/15/09 to 9/15/48	16,500	16,500,000
HSBC Securities (USA) Inc., purchased on 2/27/09
to yield 0.25% to 3/02/09, repurchase price of
$7,000,146, collateralized by U.S. Treasury STRIPS,
8.125% due 5/15/21 (b)	7,000	7,000,000
J.P. Morgan Securities Inc., purchased on 2/27/09
to yield 0.25% to 3/02/09, repurchase price of
$8,524,178, collateralized by U.S. Treasury Bills,
due 12/17/09	8,524	8,524,000
Mizuho Securities USA Inc., purchased on 2/27/09
to yield 0.25% to 3/02/09, repurchase price of
$7,000,146, collateralized by U.S. Treasury Bills,
due 3/19/09	7,000	7,000,000
Total Repurchase Agreements		88,524,000

Total Investments
(Cost — $193,830,004*) — 98.9%	193,830,004
Other Assets Less Liabilities — 1.1%	2,104,702
Net Assets — 100.0%	$195,934,706

* Cost for federal income tax purposes.
(a) U.S. Treasury Bills are traded on a discount basis. Rates shown are the range of discount rates paid at the time of purchase.
(b) Separately Traded Registered Interest and Principal of Securities.
•Effective September 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$193,830,004
Level 3	—
Total	$193,830,004

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 28, 2009

5

Statement of Assets and Liabilities

February 28, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $193,830,004)	$ 193,830,004
Cash	166
Capital shares sold receivable	4,236,501
Interest receivable	49,270
Prepaid expenses	26,367
Total assets	198,142,308

Liabilities

Capital shares redeemed payable	2,201,452
Other affiliates payable	855
Officer’s and Trustees’ fees payable	14
Other accrued expenses payable	5,281
Total liabilities	2,207,602
Net Assets	$ 195,934,706

Net Assets Consist of

Par value, $0.10 par value, unlimited number of shares
authorized	$ 19,592,699
Paid-in capital in excess of par	176,334,292
Undistributed net investment income	1,204
Accumulated net realized gain	6,511
Net Assets — Equivalent to $1.00 per share based on
195,926,991 shares outstanding	$ 195,934,706

Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Investment Income

Interest	$ 782,693

Expenses

Investment advisory	451,070
Distribution	120,536
Transfer agent	78,977
Professional	43,600
Registration	39,422
Accounting services	30,648
Printing	29,904
Federal Insurance	25,847
Custodian	9,183
Officer and Trustees	5,592
Miscellaneous	5,517
Total expenses	840,296
Less advisory fees waived	(175,178)
Less distribution fees waived	(77,202)
Less other expenses reimbursed	(23,303)
Total expenses after waiver and reimbursement	564,613
Net investment income	218,080

Realized Gain

Realized gain on investments	7,652
Net Increase in Net Assets Resulting from Operations	$ 225,732

See Notes to Financial Statements.

6 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 28, 2009

Statements of Changes in Net Assets

				Six Months Ended
				February 28, 2009		Year Ended
Increase (Decrease) in Net Assets:				(Unaudited)		August 31, 2008
Operations
Net investment income				$ 218,080		$ 3,169,694
Net realized gain					7,652	—
Net increase in net assets resulting from operations					225,732	3,169,694

Dividends to Shareholders From
Net investment income					(218,080)	(3,169,694)

Capital Share Transactions
Net proceeds from sale of shares				474,744,727		755,024,672
Reinvestment of dividends					218,065	3,169,694
Cost of shares redeemed				(408,024,512)		(751,679,958)
Net increase in net assets derived from capital share transactions					66,938,280	6,514,408

Net Assets
Total increase in net assets					66,945,932	6,514,408
Beginning of period				128,988,774		122,474,366
End of period				$ 195,934,706		$ 128,988,774
End of period undistributed net investment income				$ 1,204		$ 1,204

Financial Highlights
	Six Months Ended
	February 28, 2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0013	0.0234	0.0437	0.0349	0.0153	0.0030
Net realized and unrealized gain (loss)	0.0000[1]	—	0.0001	0.0003	(0.0001)	(0.0008)
Net increase from investment operations	0.0013	0.0234	0.0438	0.0352	0.0152	0.0022
Dividends and distributions from:
Net investment income	(0.0013)	(0.0234)	(0.0437)	(0.0349)	(0.0153)	(0.0030)
Net realized gain	—	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total dividends and distributions	(0.0013)	(0.0234)	(0.0437)	(0.0349)	(0.0153)	(0.0030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return
Total investment return	0.13%[3]	2.40%	4.42%	3.55%	1.54%	0.30%

Ratios to Average Net Assets
Total expenses after waiver	0.56%[4]	0.88%	0.93%	0.92%	0.94%	0.89%
Total expenses	0.84%[4]	0.88%	0.93%	0.92%	0.94%	0.89%
Net investment income	0.22%[4]	2.31%	4.37%	3.57%	1.50%	0.29%

Supplemental Data
Net assets, end of period (000)	$ 195,935	$ 128,989	$ 122,474	$ 142,491	$ 106,745	$ 133,209
[1] Amount is less than $0.0001 per share.	[3] Aggregate total investment return.
[2] Amount is less than $(0.0001) per share.	[4] Annualized.

See Notes to Financial Statements.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 28, 2009

7

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Merrill Lynch U.S.A. Government Reserves (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended August 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among the funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. The Advisor also performs certain

8 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 28, 2009

Notes to Financial Statements (concluded)

administrative services necessary for the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.45% of the average daily value of the Fund’s net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended February 28, 2009, the Fund reimbursed the Advisor $960 for certain accounting services, which is included in accounting services in the Statement of Operations.

Effective October 1, 2008, the Fund entered into a Distribution Agreement and a Shareholder Servicing Plan with BlackRock Investments, Inc. (“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The distribution fees did not change as a result of the transaction.

Pursuant to the Shareholder Servicing Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor a distribution fee. The fee is accrued daily and paid monthly at an annual rate of 0.125% of average daily net assets sold by the Distributor.

The Fund voluntarily agreed to waive its management and distribution fees and reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as advisory fees waived, distribution fees waived and other expenses reimbursed. The advisor may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of August 31, 2008, the Fund had a net capital loss carryforward of $1,141, of which $945 expires in 2014 and $196 expires in 2015. This amount will be available to offset like amounts of any future realized capital gains.

4. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

6. Federal Insurance:

The Fund participates in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, the Fund paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The Program expires September 18, 2009, however, the Fund did not elect to extend coverage beyond April 30, 2009

7. Subsequent Event:

In February 2009, the Board of Trustees approved the Fund’s name change to take effect in May 2009 to Ready Assets U.S.A. Government Money Fund.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 28, 2009

9

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chairman of the Audit Committee and Trustee
Frederick W. Winter, Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

10 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES FEBRUARY 28, 2009

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securi-
ties and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the
SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be obtained by call-
ing (800) SEC-0330.The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are avail-
able on the Fund’s website or shareholders can sign up for e-mail notifi-
cations of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES FEBRUARY 28, 2009 11

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the
Fund’s current prospectus. An investment in the Fund is not
insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency, other than with
respect to the Fund’s participation in the US Treasury Department’s
Temporary Guarantee Program for Money Market Funds disclosed in this semi-annual report. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information,
call (800) 882-0052. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

Merrill Lynch U.S.A. Government Reserves
100 Bellevue Parkway
Wilmington, DE 19809

#10087-2/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets USA Government Money Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Ready Assets USA Government Money Fund

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Ready Assets USA Government Money Fund

Date: April 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets USA Government Money Fund

Date: April 22, 2009